Operations and Organization	12 Months Ended
Jun. 30, 2026
Operations and Organization [Abstract]
Operations and Organization
1.	Operations and Organization

Australian Oilseeds Holdings Limited (“Australian Oilseeds” or the “Company”) is a Cayman Islands exempted company listed on the Nasdaq Capital Market.

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) (collectively “IFRS Accounting Standards”). The material accounting policies adopted in the preparation of these consolidated financial statements are set out in Note 2. These policies have been consistently applied to all the years presented, unless otherwise stated.

The consolidated financial statements are presented in Australian Dollars (“AUD”), which is also the Company’s functional currency. Amounts are rounded to the nearest dollar, unless otherwise stated.

The preparation of consolidated financial statements in compliance with adopted IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires Company management to exercise judgment in applying the Company’s accounting policies. The areas where significant judgments and estimates have been made in preparing the consolidated financial statements and their effects are disclosed in Note 3.

Historically, the Company, directly and indirectly through its wholly owned subsidiary, Australian Oilseeds Investments Pty Ltd. (“AOI”) and AOI’s controlled entities, were engaged in the manufacture and sale of chemical free, non-GMO, sustainable edible oils and products derived from oilseeds. The Company’s operations included the processing of conventional and organic oilseeds through cold-press extraction methods and the sale of vegetable oils and related products to wholesale and retail customers.

On July 27, 2026, the Company completed the sale of its entire ownership interest in AOI and its controlled subsidiaries (collectively, the “Australian Oilseeds Business”). The decision to dispose of the Australian Oilseeds Business was approved by the Company’s Board on June 22, 2026, prior to the fiscal year end. The disposal represents a strategic shift that has a major effect on the Company’s operations and financial results. Accordingly, the assets and liabilities of the Australian Oilseeds Business were classified as held for sale as at June 30, 2026, and its operating results have been reported as discontinued operations for all periods presented in the accompanying consolidated financial statements, upon fulfilment of criteria which allow such reclassification as disclosed in Note 4, Discontinued Operations and Assets Held for Sale.

Organization and Acquisition

Upon the decision to dispose of the Australian Oilseeds Business, the Company has diversified its operations through strategic acquisitions and investments in technology-enabled service businesses.

-	On June 29, 2026, the Company acquired a 51% controlling interest in RENTBUDDYUK Limited (“Rentbuddyuk”), a company incorporated in the United Kingdom which operates a digital rent guarantor service in the UK private rental sector. See Note 5, Business Acquisition.

-	During fiscal year 2026, the Company also ventured into its corporate and platform services operations through its wholly owned subsidiaries, Magic Mission International Limited, incorporated in the British Virgin Islands, and Vellexa Group Inc., incorporated in Wyoming, United States.

Subsequent to the diversification activities described above and the reclassification of the Australian Oilseeds Business as held for sale, the Company’s continuing operations principally consist of digital rent guarantor services in the UK private rental sector, technology platform services, and related investment activities.

Reverse Recapitalization

Australian Oilseeds Holdings Ltd (“PubCo”) is a Cayman Islands business company with limited liability and was formed for the purpose of participating in the transactions contemplated hereby and becoming the publicly traded holding company.

EDOC Acquisition Corp (“EDOC” or “SPAC”) is a Cayman Islands exempted company formerly listed on the NASDAQ Stock Market under “ADOC”. EDOC has limited operations but is established as a public investment vehicle that has the express purpose of making an investment in an operating company.

On March 21, 2024 (the “Closing Date”), the Company consummated the previously announced Business Combination (defined below). The Business Combination was announced on December 7, 2022, where AOI, PubCo, and EDOC entered into a business combination agreement (“Business Combination Agreement”), pursuant to which, (a) EDOC merged with and into Merger Sub, with EDOC continuing as the surviving entity (the “Merger”), and with holders of EDOC securities receiving substantially identical securities of Pubco, and (b) immediately prior to the Merger, Pubco acquired all of the issued and outstanding ordinary shares of AOI (the “Purchased Shares”) from the Sellers in exchange for ordinary shares of Pubco, with AOI became a wholly-owned subsidiary of Pubco (the “Share Exchange”, and together with the Merger and the other transactions contemplated by the Business Combination Agreement, the “Transactions”).

The total consideration paid by Pubco to the sellers for the purchased shares was an aggregate number of Pubco ordinary shares (the “Exchange Shares”) with an aggregate value (the “Exchange Consideration”) equal to, without duplication, (i) USD$190,000,000, plus (or minus, if negative) (ii) AOI’s net working capital less a target net working capital of USD$4,000,000, minus (iii) the aggregate amount of any outstanding indebtedness, net of cash and cash equivalents, of AOI and its subsidiaries, and minus (iv) the amount of any unpaid transaction expenses of AOI, with each Pubco ordinary share issued to the sellers valued at USD$10.00.

The acquisition was consummated on March 21, 2024, and the Share Exchange and Business Combination were consummated on the Closing Date. Pursuant to the Business Combination Agreement, upon the consummation of the Business Combination at the effective time of the Business Combination (the “Effective Time”):

●	each holder of EDOC pre-transaction privately-held Class A ordinary shares and the Class B ordinary share (the “EDOC Ordinary Shares”) received a number of Company Ordinary Shares, which are listed under the ticker “COOT”, less 200,000 Class A ordinary shares that were forfeited to the Company;

●	each holder of AOI ordinary shares received Company Ordinary Shares on a one-for-one basis (the “Exchange Shares”);

●	each holder of EDOC’s public Class A ordinary shares received Company Ordinary Shares on a one-for-one basis;

●	EDOC’s warrants terminated and were exchanged for warrants of the Company (the “Warrants”), which Warrants are listed on the Nasdaq under “COOTW”;

●	each holder of EDOC’s rights (the “Rights”) received 1/10 of a Company Ordinary Share for each such Right, as set forth herein;

●	EDOC’s Rights will no longer be traded;

●	EDOC’s 479,000 placement units (“Placement Units”) were exchanged for Company Ordinary Shares and Warrants of the Company; and

●	EDOC’s USD$1,500,000 of convertible promissory notes that were convertible at Closing into Company Ordinary Shares (“Convertible Shares”) and warrants (“Convertible Warrants”).

On March 22, 2024, the Ordinary Shares and PubCo Warrants commenced trading on the Nasdaq Capital Market (“Nasdaq”) under the symbols “COOT” and “COOTW,” respectively.

Pursuant to the Business Combination Agreement, the SPAC did not meet the definition of a business under the guidance of IFRS Accounting Standards 3, hence the Transaction was accounted for as a recapitalization in accordance with IFRS Accounting Standards 2. Under this method of accounting, EDOC is treated as the acquired company and Australian Oilseeds Investments Pty Ltd. is treated as the acquirer for financial statement reporting purposes. Australian Oilseeds Investments Pty Ltd. has been determined to be the accounting acquirer based on evaluation of the facts and circumstances of the business combination.